Schedule II- Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Allowance for uncollectible accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning	$ 5,326	$ 5,071	$ 5,085
Charged to expense	2,253	2,416	2,733
Deductions	2,647	2,161	2,747
Balance ending	4,932	5,326	5,071
Allowance for sales returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning	7,034	7,116	7,511
Charged to expense	19,329	21,426	23,009
Deductions	20,305	21,508	23,404
Balance ending	6,058	7,034	7,116
Salesperson overdraft reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance beginning	12,915	11,467	8,737
Charged to expense	2,135	2,933	3,470
Deductions	5,047	1,485	740
Balance ending	$ 10,003	$ 12,915	$ 11,467